UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4257

                            Scudder Variable Series I
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series I Bond Portfolio

                                                                             Principal
                                                                            Amount ($) (a)     Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Corporate Bonds 19.5%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 2.6%
155 East Tropicana LLC, 8.75%, 4/1/2012 (b)                                       30,000       29,100
Adesa, Inc., 7.625%, 6/15/2012 (b)                                                15,000       15,000
Amscan Holdings, Inc., 8.75%, 5/1/2014                                            10,000        8,750
Auburn Hills Trust, 12.375%, 5/1/2020                                             70,000      105,636
AutoNation, Inc., 9.0%, 8/1/2008                                                  35,000       37,800
Aztar Corp., 7.875%, 6/15/2014 (b)                                                30,000       31,350
Cablevision Systems Corp., New York Group, Series B, 7.89% *,                     10,000       10,250
    4/1/2009
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                             25,000       27,344
    9.375%, 2/15/2007                                                             25,000       26,375
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                     400,000      443,780
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)                          30,000       25,200
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                              20,000       20,075
    7.875%, 12/15/2007                                                            50,000       51,375
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                               481,000      478,466
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                 94,000      109,980
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)                             25,000       22,250
EchoStar DBS Corp., 6.625%, 10/1/2014                                             20,000       19,800
Foot Locker, Inc., 8.5%, 1/15/2022                                                30,000       32,625
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)                                     10,000        9,950
Harrah's Operating Co., Inc., 144A, 5.75%, 10/1/2017                             840,000      822,210
ITT Corp., 7.375%, 11/15/2015                                                     20,000       21,700
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                     60,000       64,050
Mandalay Resort Group:
    6.5%, 7/31/2009                                                               94,000       94,470
    Series B, 10.25%, 8/1/2007                                                    15,000       16,125
MGM MIRAGE:
    6.0%, 10/1/2009                                                              195,000      192,562
    144A, 6.625%, 7/15/2015                                                       70,000       69,212
    8.375%, 2/1/2011 (b)                                                          25,000       26,875
    9.75%, 6/1/2007                                                               40,000       42,600
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                 20,000       21,600
NCL Corp., 144A, 11.625%, 7/15/2014                                               10,000       10,550
Petro Stopping Centers, 9.0%, 2/15/2012                                           35,000       34,475
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                        25,000       22,531
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                             45,000       47,137
    9.165% *, 5/15/2010                                                           55,000       58,025
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                      45,000       50,400
Schuler Homes, Inc., 10.5%, 7/15/2011                                             45,000       48,600
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011                                 45,000       47,250
TCI Communications, Inc., 8.75%, 8/1/2015                                        348,000      432,103
Tele-Communications, Inc., 10.125%, 4/15/2022                                    168,000      234,053
Time Warner, Inc., 7.625%, 4/15/2031                                             690,000      808,356
TRW Automotive, Inc., 11.0%, 2/15/2013                                            70,000       78,925
United Auto Group, Inc., 9.625%, 3/15/2012                                        20,000       20,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                 25,000       26,250
Williams Scotsman, Inc., 144A, 8.5%, 10/1/2015                                    15,000       15,187
Wynn Las Vegas LLC, 6.625%, 12/1/2014 (b)                                         15,000       14,344
                                                                                           ----------
                                                                                            4,825,496

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                          12,000       12,270
Alliance One International, Inc., 144A, 11.0%, 5/15/2012                          20,000       18,950
Swift & Co.:
    10.125%, 10/1/2009                                                            35,000       37,669
    12.5%, 1/1/2010                                                               15,000       16,350
Viskase Co., Inc., 11.5%, 6/15/2011                                               45,000       48,600
                                                                                           ----------
                                                                                              133,839

Energy 1.9%
Chesapeake Energy Corp.:
    6.25%, 1/15/2018                                                             113,000      110,740
    144A, 6.5%, 8/15/2017                                                        161,000      163,817
    6.875%, 1/15/2016                                                             20,000       20,500
CITGO Petroleum Corp., 6.0%, 10/15/2011                                           40,000       40,000
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                   100,000      109,000
Edison Mission Energy, 7.73%, 6/15/2009                                          100,000      105,500
El Paso Production Holding Corp., 7.75%, 6/1/2013                                 15,000       15,675
Energy Transfer Partners LP:
    144A, 5.65%, 8/1/2012                                                        230,000      226,490
    5.95%, 2/1/2015                                                              180,000      179,093
Enterprise Products Operating LP:
    Series B, 5.0%, 3/1/2015                                                     125,000      118,603
    7.5%, 2/1/2011                                                               347,000      379,551
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                             60,000       59,700
Pogo Producing Co., 144A, 6.875%, 10/1/2017                                       10,000       10,138
Sempra Energy, 4.621%, 5/17/2007                                                 760,000      758,412
Southern Natural Gas, 8.875%, 3/15/2010                                           35,000       37,832
Stone Energy Corp.:
    6.75%, 12/15/2014                                                             15,000       14,738
    8.25%, 12/15/2011                                                             55,000       57,750
Tri-State Generation & Transmission Association, 144A, 6.04%,                    880,000      910,052
    1/31/2018
Williams Companies, Inc.:
    8.125%, 3/15/2012                                                             65,000       71,012
    8.75%, 3/15/2032                                                              30,000       35,400
                                                                                           ----------
                                                                                            3,424,003

Financials 7.7%
American General Finance Corp.:
    2.75%, 6/15/2008                                                           1,145,000    1,087,598
    Series I, 4.875%, 5/15/2010                                                  170,000      169,639
AmeriCredit Corp., 9.25%, 5/1/2009                                                85,000       89,675
AmerUs Group Co., 5.95%, 8/15/2015                                               367,000      365,913
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015                                       15,000       14,475
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007                             1,101,000    1,081,209
Chubb Corp., 4.934%, 11/16/2007                                                  311,000      312,170
Downey Financial Corp., 6.5%, 7/1/2014                                           705,000      721,163
Duke Capital LLC, 4.302%, 5/18/2006                                              817,000      816,477
E*TRADE Financial Corp.:
    144A, 7.375%, 9/15/2013                                                       25,000       25,250
    8.0%, 6/15/2011                                                               30,000       30,975
Erac USA Finance Co.:
    144A, 5.6%, 5/1/2015                                                         455,000      459,709
    144A, 8.0%, 1/15/2011                                                        330,000      372,515
ERP Operating LP, 6.95%, 3/2/2011                                                305,000      331,607
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048                                  385,000      397,000
Ford Motor Credit Co.:
    6.5%, 1/25/2007                                                              537,000      537,624
    6.875%, 2/1/2006                                                           2,010,000    2,018,225
    7.25%, 10/25/2011                                                            110,000      104,410
    7.375%, 10/28/2009                                                            65,000       62,787
General Motors Acceptance Corp.:
    Series MTN, 4.375%, 12/10/2007                                               195,000      183,523
    4.67% *, 3/20/2007 (b)                                                        55,000       53,846
    5.125%, 5/9/2008 (b)                                                          15,000       13,963
    6.125%, 9/15/2006                                                             74,000       74,235
    6.125%, 2/1/2007 (b)                                                         787,000      782,375
    6.125%, 8/28/2007                                                            425,000      418,369
    6.15%, 4/5/2007                                                               95,000       94,276
    6.75%, 12/1/2014 (b)                                                          35,000       30,445
    6.875%, 9/15/2011                                                             30,000       27,288
    7.75%, 1/19/2010 (b)                                                          10,000        9,693
    8.0%, 11/1/2031                                                              195,000      170,268
H&E Equipment/Finance, 11.125%, 6/15/2012                                         40,000       44,800
HSBC Bank USA, 5.625%, 8/15/2035                                                 306,000      301,408
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                     205,000      200,666
JPMorgan Chase XVII, 5.85%, 8/1/2035                                              45,000       44,070
Marsh & McLennan Companies, Inc., 5.15%, 9/15/2010                               355,000      352,700
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010                             317,000      315,905
Nationwide Financial Services, Inc., 5.1%, 10/1/2015                             180,000      176,957
NLV Financial Corp., 144A, 6.5%, 3/15/2035                                       734,000      708,314
North Front Pass-Through Trust, 144A, 5.81%, 12/15/2024                          250,000      251,425
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                   505,000      563,141
Poster Financial Group, Inc., 8.75%, 12/1/2011                                    45,000       46,294
PXRE Capital Trust I, 8.85%, 2/1/2027                                             30,000       29,400
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                  40,000       44,900
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                       10,000        8,800
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                               30,000       25,200
Triad Acquisition Corp., 144A, 11.125%, 5/1/2013                                  15,000       15,487
UGS Corp., 10.0%, 6/1/2012                                                        40,000       43,800
Universal City Development, 11.75%, 4/1/2010                                      55,000       62,150
                                                                                           ----------
                                                                                           14,092,119

Health Care 0.1%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                        10,000       10,700
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                                          45,000       43,987
InSight Health Services Corp., 144A, 9.174% *, 11/1/2011                          10,000        9,750
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                     60,000       60,600
                                                                                           ----------
                                                                                              125,037

Industrials 2.5%
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011                                                    30,000       27,975
    Series B, 9.25%, 9/1/2012                                                     50,000       54,125
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019                        252,105      271,151
Avondale Mills, Inc., 144A, 10.504% *, 7/1/2012                                   10,000        9,750
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%,                     383,618      404,508
    12/15/2011
Bear Creek Corp., 144A, 8.87% *, 3/1/2012                                         10,000       10,300
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                             40,000       42,200
    8.625%, 5/15/2011                                                             30,000       31,575
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                               40,000       35,100
    9.25%, 5/1/2021                                                               10,000       10,200
Case New Holland, Inc., 9.25%, 8/1/2011                                           10,000       10,575
Centex Corp., 5.45%, 8/15/2012                                                   655,000      647,408
Cenveo Corp., 7.875%, 12/1/2013 (b)                                               30,000       28,950
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                          15,000       14,475
Columbus McKinnon Corp., 10.0%, 8/1/2010                                          10,000       10,925
Compression Polymers Corp.:
    144A, 10.46% *, 7/1/2012                                                      15,000       14,025
    144A, 10.5%, 7/1/2013                                                         25,000       23,188
Cornell Companies, Inc., 10.75%, 7/1/2012                                         15,000       15,450
D.R. Horton, Inc., 5.375%, 6/15/2012                                             995,000      964,011
Dana Corp., 7.0%, 3/1/2029                                                        20,000       15,230
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                      75,000       80,906
K. Hovnanian Enterprises, Inc.:
    6.25%, 1/15/2015                                                             405,000      379,803
    144A, 6.25%, 1/15/2016                                                        25,000       23,279
    8.875%, 4/1/2012                                                              40,000       42,200
Kansas City Southern, 9.5%, 10/1/2008                                             60,000       65,775
Millennium America, Inc., 9.25%, 6/15/2008                                        30,000       32,250
Northwest Airlines Corp., Series 02-1, 6.264%, 11/20/2021                      1,214,206    1,213,635
Securus Technologies, Inc., 11.0%, 9/1/2011                                       20,000       17,800
Ship Finance International Ltd., 8.5%, 12/15/2013                                 30,000       29,212
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                               20,000       18,750
    10.375%, 7/1/2012                                                             55,000       57,887
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                             30,000       33,600
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                           15,000       13,913
Xerox Capital Trust I, 8.0%, 2/1/2027                                             30,000       31,125
                                                                                           ----------
                                                                                            4,681,256

Information Technology 0.1%
Activant Solutions, Inc.:
    144A, 9.504% *, 4/1/2010                                                      15,000       15,300
    10.5%, 6/15/2011                                                              35,000       36,575
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                20,000       20,150
Lucent Technologies, Inc., 6.45%, 3/15/2029                                       30,000       26,250
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (b)                                                           55,000       52,250
    10.375%, 1/15/2010                                                            58,000       63,945
                                                                                           ----------
                                                                                              214,470

Materials 1.0%
Alcan, Inc., 5.75%, 6/1/2035                                                      79,000       77,668
ARCO Chemical Co., 9.8%, 2/1/2020                                                 60,000       67,725
Caraustar Industries, Inc., 9.875%, 4/1/2011                                      20,000       19,800
Constar International, Inc., 144A, 7.165% *, 2/15/2012                            15,000       13,913
Dayton Superior Corp., 10.75%, 9/15/2008 (b)                                      20,000       20,200
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009                                48,000       44,940
Georgia-Pacific Corp.:
    7.75%, 11/15/2029                                                            305,000      327,112
    8.0%, 1/15/2024                                                               30,000       33,075
    8.875%, 5/15/2031                                                            435,000      514,462
    9.375%, 2/1/2013                                                              50,000       55,750
Hercules, Inc., 6.75%, 10/15/2029                                                 25,000       24,500
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                 55,000       61,600
Huntsman LLC, 11.625%, 10/15/2010                                                 56,000       63,980
IMC Global, Inc.:
    7.375%, 8/1/2018                                                              15,000       15,394
    10.875%, 8/1/2013                                                             45,000       53,100
International Steel Group, Inc., 6.5%, 4/15/2014                                  15,000       14,850
Omnova Solutions, Inc., 11.25%, 6/1/2010                                          50,000       53,500
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                        20,000       21,550
Pliant Corp., 144A, (PIK), 11.625%, 6/15/2009                                          7            7
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011                              11,000       11,990
TriMas Corp., 9.875%, 6/15/2012                                                   50,000       41,000
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to                     25,000       21,250
    7/15/2012
United States Steel Corp., 9.75%, 5/15/2010                                       20,000       21,950
Weyerhaeuser Co.:
    7.125%, 7/15/2023                                                            100,000      110,325
    7.375%, 3/15/2032                                                             76,000       85,973
                                                                                           ----------
                                                                                            1,775,614

Telecommunication Services 0.7%
AirGate PCS, Inc., 7.349% *, 10/15/2011                                           25,000       25,750
Anixter International, Inc., 5.95%, 3/1/2015 (b)                                  87,000       84,450
AT&T Corp.:
    9.05%, 11/15/2011                                                             35,000       39,419
    9.75%, 11/15/2031                                                             20,000       25,325
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                      620,000      640,522
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013                                                              25,000       26,562
    8.375%, 1/15/2014 (b)                                                         40,000       39,400
Insight Midwest LP, 9.75%, 10/1/2009                                              25,000       25,562
LCI International, Inc., 7.25%, 6/15/2007                                         30,000       29,250
MCI, Inc., 8.735%, 5/1/2014                                                       50,000       55,750
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                          100,000      107,057
Nextel Partners, Inc., 8.125%, 7/1/2011                                           30,000       32,400
Qwest Corp.:
    144A, 7.12% *, 6/15/2013                                                      15,000       15,600
    7.25%, 9/15/2025                                                              80,000       74,600
                                                                                           ----------
                                                                                            1,221,647

Utilities 2.8%
AES Corp., 144A, 8.75%, 5/15/2013                                                 65,000       71,175
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)                       70,000       78,750
CC Funding Trust I, 6.9%, 2/16/2007                                              758,000      779,026
CMS Energy Corp.:
    8.5%, 4/15/2011                                                               40,000       44,500
    9.875%, 10/15/2007                                                            65,000       70,688
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                  980,000      942,227
DPL, Inc., 6.875%, 9/1/2011                                                       22,000       23,705
Entergy Louisiana, Inc., 6.3%, 9/1/2035                                          180,000      170,069
NorthWestern Corp., 5.875%, 11/1/2014                                             20,000       20,205
NRG Energy, Inc., 8.0%, 12/15/2013                                                50,000       53,250
Progress Energy, Inc., 6.75%, 3/1/2006                                         1,400,000    1,412,471
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011 (b)                                                           30,000       32,325
    10.0%, 10/1/2009                                                              70,000       77,700
San Diego Gas & Electric Co., 5.35%, 5/15/2035                                   675,000      665,190
TXU Corp., Series 0, 4.8%, 11/15/2009                                            498,000      479,826
TXU Energy Co., 7.0%, 3/15/2013                                                  235,000      255,122
                                                                                           ----------
                                                                                            5,176,229
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $36,073,069)                                                   35,669,710

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 9.4%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                            44,000       48,840
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                   55,000       60,775
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011                                    147,000      165,007
Shaw Communications, Inc., 8.25%, 4/11/2010                                       55,000       59,744
                                                                                           ----------
                                                                                              334,366

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                              10,000       11,200

Energy 0.1%
Luscar Coal Ltd., 9.75%, 10/15/2011                                               60,000       64,800
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                     111,001      124,321
Secunda International Ltd., 11.599% *, 9/1/2012                                   15,000       15,825
                                                                                           ----------
                                                                                              204,946

Financials 3.2%
Banco Do Estado De Sao Paulo, 144A, 8.7%, 9/20/2049                              135,000      136,823
Chuo Mitsui Trust & Banking Co., Ltd, 144A, 5.506%, 12/29/2049 (b)               670,000      644,898
DBS Capital Funding Corp., 144A, 7.657%, 3/31/2049                               181,000      202,566
Doral Financial Corp., 4.45% *, 7/20/2007                                         15,000       14,080
Eircom Funding, 8.25%, 8/15/2013                                                  30,000       32,550
HBOS PLC, 144A, 5.92%, 9/29/2049                                                 200,000      200,487
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                     1,330,000    1,310,993
Mizuho Financial Group, (Cayman), 8.375%, 4/27/2049                            1,320,000    1,428,900
Nordea Bank AB, 144A, 5.424%, 12/29/2049                                         585,000      586,100
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049                    364,000      423,189
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%,             635,000      681,938
    11/15/2013
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                154,000      150,281
                                                                                           ----------
                                                                                            5,812,805

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                   25,000       25,938

Industrials 1.3%
CP Ships Ltd., 10.375%, 7/15/2012                                                 45,000       51,075
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                        25,000       27,000
    10.25%, 6/15/2007                                                             80,000       85,600
    12.5%, 6/15/2012                                                              30,000       34,800
LeGrand SA, 8.5%, 2/15/2025                                                       25,000       30,000
Stena AB, 9.625%, 12/1/2012                                                       30,000       32,550
Tyco International Group SA:
    6.375%, 10/15/2011                                                           960,000    1,023,247
    6.75%, 2/15/2011                                                             996,000    1,075,787
    7.0%, 6/15/2028                                                                9,000       10,402
                                                                                           ----------
                                                                                            2,370,461

Materials 1.3%
Cascades, Inc., 7.25%, 2/15/2013                                                  25,000       24,313
Celulosa Arauco y Constitucion SA, 8.625%, 8/15/2010                             615,000      698,911
Crown Euro Holdings SA, 10.875%, 3/1/2013                                         10,000       11,600
ISPAT Inland ULC, 9.75%, 4/1/2014                                                 21,000       24,360
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                        10,000       10,800
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026             1,365,000    1,493,760
Tembec Industries, Inc.:
    8.5%, 2/1/2011 (b)                                                            90,000       58,725
    8.625%, 6/30/2009 (b)                                                         45,000       30,600
                                                                                           ----------
                                                                                            2,353,069

Sovereign Bonds 1.3%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                       250,000      329,872
Federative Republic of Brazil, 8.75%, 2/4/2025                                    80,000       84,520
Republic of Argentina:
    Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to              180,000       71,100
        3/31/2029, 5.25% to 12/31/2038
    8.28%, 12/31/2033 (PIK)                                                       95,945       98,967
Republic of Bulgaria, 8.25%, 1/15/2015                                           560,000      688,016
Republic of Turkey, 7.25%, 3/15/2015 (b)                                          15,000       15,788
Republic of Venezuela:
    7.65%, 4/21/2025                                                              90,000       91,035
    10.75%, 9/19/2013                                                             60,000       74,850
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to                   150,000      172,350
    3/31/2030
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                           300,000      285,570
State of Qatar, Series REG S, 9.75%, 6/15/2030                                   260,000      397,800
United Mexican States, 8.375%, 1/14/2011                                          40,000       46,000
                                                                                           ----------
                                                                                            2,355,868

Telecommunication Services 1.6%
America Movil SA de CV, 5.75%, 1/15/2015                                         200,000      200,693
British Telecommunications PLC, 8.875%, 12/15/2030                               840,000    1,139,404
Embratel, Series B, 11.0%, 12/15/2008                                             25,000       28,562
Intelsat Bermuda Ltd., 144A, 8.695% *, 1/15/2012                                  20,000       20,350
Millicom International Cellular SA, 10.0%, 12/1/2013                              30,000       30,975
Mobifon Holdings BV, 12.5%, 7/31/2010                                             60,000       70,500
Nortel Networks Ltd., 6.125%, 2/15/2006                                           60,000       60,000
Telecom Italia Capital:
    144A, 4.0%, 1/15/2010                                                        175,000      168,038
    5.25%, 11/15/2013                                                            445,000      441,845
    5.25%, 10/1/2015 (b)                                                         340,000      334,094
Telefonos de Mexico SA de CV, Series L, 4.75%, 1/27/2010                         490,000      484,148
                                                                                           ----------
                                                                                            2,978,609

Utilities 0.4%
Scottish Power PLC, 5.81%, 3/15/2025                                             745,000      752,864
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $16,939,373)                                   17,200,126

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 2.5%
----------------------------------------------------------------------------------------------------------

Sovereign Bonds
Federal Republic of Germany, 144A, 3.25%, 4/17/2009                     EUR    1,446,100    1,777,822
Government of Malaysia, 4.305%, 2/27/2009                               MYR    3,901,208    1,069,362
Mexican Bonds:
    Series MI-10, 8.0%, 12/19/2013                                      MXN   10,412,600      936,524
    Series MI-20, 8.0%, 12/7/2023                                       MXN    1,780,000      153,179
    Series M-20, 10.0%, 12/5/2024                                       MXN    2,320,000      245,080
Republic of Argentina, 5.83%, 12/31/2033 (PIK)                          ARS      520,000      234,011
Republic of Uruguay, 17.75%, 2/4/2006                                   UYU    6,500,000      144,444
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $4,335,822)                                 4,560,422

----------------------------------------------------------------------------------------------------------
    Asset Backed 6.9%
----------------------------------------------------------------------------------------------------------

Automobile Receivables 1.3%
Drive Auto Receivables Trust, "A2", Series 2005-2, 144A, 4.12%,                  460,000      456,642
    1/15/2010
MMCA Automobile Trust:
    "A4", Series 2002-3, 3.57%, 8/17/2009                                        177,990      177,302
    "A4", Series 2002-2, 4.3%, 3/15/2010                                         930,172      928,093
    "B", Series 2002-1, 5.37%, 1/15/2010                                         236,900      236,697
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007               567,010      564,965
                                                                                           ----------
                                                                                            2,363,699

Home Equity Loans 5.5%
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-HE2N,                358,207      357,536
    144A, 5.0%, 2/25/2035
Credit-Based Asset Servicing and Securities, "AV2", Series 2005-CB5,             788,000      787,979
    4.09% *, 8/25/2035
First Franklin Mortgage Loan NIM, "N4", Series 2004-FFH2, 144A,                  750,000      755,508
    5.926%, 8/25/2034
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%,               1,120,000    1,110,087
    8/25/2035
Park Place Securities NIM Trust, "A", Series 2004-WHQ2, 144A, 4.0%,              269,386      268,582
    2/25/2035
Renaissance Home Equity Loan Trust:
    "AF3", Series 2004-2, 4.464%, 7/25/2034                                      820,000      812,873
    "AF6", Series 2005-2, 4.781%, 8/25/2035                                      147,000      142,886
Renaissance NIM Trust:
    "NOTE", Series 2004-C, 144A, 4.458%, 12/25/2034                              316,078      316,176
    "NOTE", Series 2004-D, 144A, 4.459%, 2/25/2035                             1,092,283    1,088,654
Residential Asset Mortgage Products, Inc.:
    "A3", Series 2003-RZ4, 3.38%, 2/25/2030                                      805,000      798,232
    "AI3", Series 2004-RS4, 4.003%, 1/25/2030                                  1,070,000    1,064,096
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%,            1,085,355    1,098,370
    2/25/2031
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036              1,525,000    1,525,477
                                                                                           ----------
                                                                                           10,126,456

Industrials 0.1%
Northwest Airlines, Inc., "G", Series 1999-3, 7.935%, 4/1/2019                   155,272      155,682
----------------------------------------------------------------------------------------------------------
Total Asset Backed (Cost $12,797,542)                                                      12,645,837

----------------------------------------------------------------------------------------------------------
    Convertible Bond 0.0%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006  (Cost $9,959)                10,000        9,900

                                                                                Shares          Value ($)
                                                                            ------------------------------

----------------------------------------------------------------------------------------------------------
    Preferred Stock 0.4%
----------------------------------------------------------------------------------------------------------

Farm Credit Bank of Texas, Series 1  (Cost $770,050)                             710,000      761,837

    Other Investments 0.0%
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029  (Cost $17,119)                       20,000       15,400

                                                                                Principal
                                                                              Amount ($)(a)     Value ($)
                                                                            ------------------------------

----------------------------------------------------------------------------------------------------------
    US Government Agency Sponsored Pass-Throughs 6.7%
----------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.:
    5.0%, 1/1/2034  (c)                                                          185,000      181,011
    5.5%, with various maturities from 11/15/2016 until 8/1/2024               1,556,893    1,578,548
Federal National Mortgage Association:
    4.5%, with various maturities from 7/1/2018 until 6/1/2034 (c)             2,459,173    2,362,655
    5.0%, with various maturities from 3/1/2025 until 2/1/2034                 2,996,755    2,947,512
    5.5%, with various maturities from 7/1/2023 until 3/1/2035                 2,146,285    2,155,122
    6.0%, 3/1/2025                                                               633,968      648,676
    6.31%, 6/1/2008                                                            1,700,000    1,750,157
    6.5%, with various maturities from 3/1/2017 until 6/1/2017                   551,380      570,366
    8.0%, 9/1/2015                                                                66,602       71,413
----------------------------------------------------------------------------------------------------------
Total US Government Agency Sponsored Pass-Throughs (Cost $12,367,597)                      12,265,460

----------------------------------------------------------------------------------------------------------
    Commercial and Non-Agency Mortgage-Backed Securities 17.7%
----------------------------------------------------------------------------------------------------------

Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.444%,                  820,000      820,385
    1/25/2036
American Home Mortgage Investment Trust, "5A3", Series 2005-2,                 1,050,000    1,050,000
    5.077%, 9/25/2035
Banc of America Mortgage Securities, "2A8", Series 2003-J, 4.215% *,             820,000      806,245
    11/25/2033
Bank of America Mortgage Securities, "2A6", Series 2004-F, 4.163% *,           1,180,000    1,161,262
    7/25/2034
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4,               580,000      567,041
    4.45% *, 8/25/2035
Chase Commercial Mortgage Securities Corp., "A2", Series 1996-2,                 602,308      605,409
    6.9%, 11/19/2028
Citigroup Mortgage Loan Trust, Inc.:
    "1A3", Series 2004-NCM1, 6.75%, 7/25/2034                                    593,344      610,218
    "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                 1,053,892    1,086,497
Commercial Mortgage Asset Trust, "A2", Series 1999-C1, 6.585%,                   931,769      946,661
    1/17/2032
Countrywide Alternative Loan Trust:
    "1A1", Series 2004-2CB, 4.25%, 3/25/2034                                     787,952      780,299
    "A1", Series 2004-1T1, 5.0%, 2/25/2034                                       892,684      887,251
    "A2", Series 2002-18, 5.25%, 2/25/2033                                     1,347,161    1,348,374
    "A2", Series 2004-1T1, 5.5%, 2/25/2034                                       592,864      594,140
    "4A3", Series 2005-43, 5.788%, 10/25/2035                                    743,140      750,455
    "A1", Series 2004-35T2, 6.0%, 2/25/2035                                    1,015,821    1,024,164
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1,                 507,065      522,406
    6.869%, 7/15/2029
GMAC Mortgage Corp. Loan Trust, "A2", Series 2003-GH2, 3.69%,                    679,891      676,447
    7/25/2020
GS Mortgage Securities Corp. II, "AJ", Series 2005-GG4, 4.782%,                1,501,000    1,463,969
    7/10/2039
Harborview Mortgage Loan Trust, "3A1B", Series 2004-10, 5.124% *,                628,306      629,732
    1/19/2035
JPMorgan Chase Commercial Mortgage Securities, "B", Series                       835,000      826,119
    2005-CB12, 5.191%, 9/12/2037
Master Alternative Loans Trust:
    "5A1", Series 2005-1, 5.5%, 1/25/2020                                      1,210,146    1,220,124
    "3A1", Series 2004-5, 6.5%, 6/25/2034                                        114,357      116,751
    "5A1", Series 2005-2, 6.5%, 12/25/2034                                       291,320      294,645
    "8A1", Series 2004-3, 7.0%, 4/25/2034                                        164,904      167,145
Master Asset Securitization Trust:
    "8A1", Series 2003-6, 5.5%, 7/25/2033                                        680,748      675,856
    "2A7", Series 2003-9, 5.5%, 10/25/2033                                       670,401      669,688
RAAC Series, "2A5", Series 2005-SP1, 5.25%, 9/25/2034                          1,150,000    1,152,104
Residential Asset Securitization Trust, "A1", Series 2003-A11,                   332,424      331,654
    4.25%, 11/25/2033
Structured Adjustable Rate Mortgage Loan:
    "5A1", Series 2005-18, 5.622%, 9/25/2035                                     805,843      809,368
    "1A1", Series 2005-17, 5.743% *, 8/25/2035                                 1,433,203    1,442,776
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%,                    17,459       17,689
    2/25/2018
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20,              1,550,000    1,556,716
    5.179%, 7/15/2042
Washington Mutual:
    "A6", Series 2004-AR7, 3.947% *, 7/25/2034                                   740,000      719,433
    "A6", Series 2003-AR11, 3.985%, 10/25/2033                                   740,000      721,574
    "A6", Series 2003-AR10, 4.071% *, 10/25/2033                               1,130,000    1,109,159
    "A7, Series 2004-AR9, 4.196% *, 8/25/2034                                    737,000      724,677
    "2A1", Series 2002-S8, 4.5%, 1/25/2018                                       235,901      234,912
    "1A6", Series 2005-AR12, 4.846%, 10/25/2035                                1,540,000    1,523,759
    "1A1", Series 2005-AR14, 5.085%, 10/25/2045                                  820,000      818,175
Wells Fargo Mortgage Backed Securities Trust:
    "2A4", Series 2005-AR10, 4.111% *, 6/25/2035                                 176,028      172,655
    "B1", Series 2005-AR12, 4.327% *, 7/25/2035                                  769,100      742,332
----------------------------------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $32,691,383)              32,378,266

----------------------------------------------------------------------------------------------------------
    Collateralized Mortgage Obligations 14.3%
----------------------------------------------------------------------------------------------------------

Fannie Mae Whole Loan:
    "2A3", Series 2003-W15, 4.71%, 8/25/2043                                     323,539      322,925
    "1A1", Series 2004-W15, 6.0%, 8/25/2044                                      836,804      851,083
Federal Home Loan Mortgage Corp.:
    "LC", Series 2682, 4.5%, 7/15/2032                                           570,000      549,237
    "WJ", Series 2557, 5.0%, 7/15/2014                                           895,000      897,576
    "OL", Series 2840, 5.0%, 11/15/2022                                        1,335,000    1,339,709
    "PE", Series 2721, 5.0%, 1/15/2023                                         2,425,000    2,386,208
    "EW", Series 2545, 5.0%, 3/15/2029                                           745,000      746,746
    "PD", Series 2844, 5.0%, 12/15/2032                                        1,580,000    1,539,175
    "EG", Series 2836, 5.0%, 12/15/2032                                        1,580,000    1,539,173
    "PD", Series 2783, 5.0%, 1/15/2033                                           761,000      743,433
    "TE", Series 2780, 5.0%, 1/15/2033                                         1,150,000    1,130,069
    "NE", Series 2802, 5.0%, 2/15/2033                                         1,580,000    1,551,090
    "PD", Series 2893, 5.0%, 2/15/2033                                           800,000      786,071
    "OG", Series 2889, 5.0%, 5/15/2033                                           685,000      662,941
    "PE", Series 2898, 5.0%, 5/15/2033                                           335,000      330,932
    "ND", Series 2950, 5.0%, 6/15/2033                                         1,140,000    1,105,475
    "BG", Series 2869, 5.0%, 7/15/2033                                           185,000      181,314
    "PD", Series 2939, 5.0%, 7/15/2033                                           535,000      518,935
    "KD", Series 2915, 5.0%, 9/15/2033                                         1,140,000    1,105,283
    "GD", Series 2497, 5.5%, 7/15/2014                                            82,748       82,672
    "CH", Series 2390, 5.5%, 12/15/2016                                          200,000      203,143
    "Z", Series 2173, 6.5%, 7/15/2029                                            954,576      985,107
Federal National Mortgage Association:
    "A2", Series 2003-63, 2.34%, 7/25/2044                                        12,548       12,523
    "WB", Series 2003-106, 4.5%, 10/25/2015                                    1,290,000    1,284,493
    "PE", Series 2005-44, 5.0%, 7/25/2033                                        300,000      290,710
    "ME", Series 2005-14, 5.0%, 10/25/2033                                     1,525,000    1,477,149
    "EG", Series 2005-22, 5.0%, 11/25/2033                                       750,000      731,779
    "OG", Series 2001-69, 5.5%, 12/25/2016                                       750,000      765,471
    "PG", Series 2002-3, 5.5%, 2/25/2017                                         500,000      510,460
    "QC", Series 2002-11, 5.5%, 3/25/2017                                        290,000      295,542
    "MC", Series 2002-56, 5.5%, 9/25/2017                                        544,435      548,413
    "VD", Series 2002-56, 6.0%, 4/25/2020                                         96,841       97,498
    "PM", Series 2001-60, 6.0%, 3/25/2030                                        149,852      150,348
    "ZQ", Series G92-9, 7.0%, 12/25/2021                                         222,700      225,661
Government National Mortgage Association, "KA", Series 2002-5, 6.0%,             168,349      169,028
    8/16/2026
----------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $26,275,206)                               26,117,372

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 4.1%
----------------------------------------------------------------------------------------------------------

California, Statewide Communities Development Authority Revenue, Series          750,000      745,073
    A-1, 4.0%, 11/15/2006 (d)
Hoboken, NJ, Core City General Obligation, 6.5%, 4/1/2026 (d)                  1,900,000    2,186,121
Illinois, State General Obligation, 4.95%, 6/1/2023                              195,000      191,941
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A,         670,000      676,298
    5.2%, 12/1/2013
Trenton, NJ, Core City General Obligation, School District Revenue, 4.7%,        745,000      736,060
    4/1/2013 (d)
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%,            940,000      953,404
    4/1/2018 (d)
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013       1,420,000    1,437,764
    (d)
Washington, State Economic Development Finance Authority Revenue, CSC            550,000      525,118
    Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (d)
----------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $7,191,301)                                           7,451,779

----------------------------------------------------------------------------------------------------------
    Government National Mortgage Association 1.2%
----------------------------------------------------------------------------------------------------------
Government National Mortgage Association:
    6.0%, with various maturities from 1/15/2034 until 5/15/2035               1,657,552    1,698,817
    7.0%, 9/20/2034                                                              419,469      438,937
----------------------------------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $2,163,890)                            2,137,754

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 15.7%
----------------------------------------------------------------------------------------------------------

US Treasury Bond:
    6.0%, 2/15/2026 (b)                                                        4,272,000    5,038,290
    7.5%, 11/15/2016                                                             805,000    1,018,891
US Treasury Note:
    3.0%, 2/15/2008                                                              700,000      681,489
    3.375%, 2/15/2008 (b)                                                      6,653,000    6,532,933
    3.625%, 7/15/2009 (b)                                                      3,013,000    2,952,387
    4.75%, 5/15/2014 (b)                                                       6,820,000    7,026,196
    5.0%, 2/15/2011                                                              940,000      974,626
    5.0%, 8/15/2011 (b)                                                        3,245,000    3,371,886
    5.75%, 8/15/2010                                                             970,000    1,034,527
----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $29,021,447)                                           28,631,225

                                                                                Shares      Value ($)
                                                                             ---------------------------

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 12.5%
----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (e) (f)                       22,796,955   22,796,955
  (Cost $22,796,955)

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 2.9%
----------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (g)                                   5,213,377    5,213,377
  (Cost $5,213,377)
                                                                                   % of
                                                                              Net Assets     Value ($)
                                                                          --------------------------------
Total Investment Portfolio (Cost $ 208,664,090)                                    113.   207,855,420
Other Assets and Liabilities, Net                                                  (13.   (25,251,478)
----------------------------------------------------------------------------------------------------------

Net Assets                                                                         100.0  182,603,942

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $22,269,701 which is 12.2% of net assets..

(c) Mortgage dollar rolls included. (d) Bond is insured by one of these companies:

                                                As a % of Total
Insurance Coverage                           Investment Portfolio
-------------------------------------------------------------------
Financial Guaranty Insurance Co.                      0.4
-------------------------------------------------------------------
Financial Security Assurance, Inc.                    1.5
-------------------------------------------------------------------
MBIA Corp.                                            1.3
-------------------------------------------------------------------

(e) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f)  Represents collateral held in connection with securities lending.

(g) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of

1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.


As of September 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                Unrealized
                                                               Appreciation
       Contracts to Deliver        In Exchange For    Date        (US $)
--------------------------------------------------------------------------------
EUR               1,515,257     USD    1,908,939   12/14/2005     80,734
--------------------------------------------------------------------------------
JPY             100,142,844     USD      912,588   10/27/2005     27,804
--------------------------------------------------------------------------------
USD                 454,050     CAD      557,355   10/27/2005     25,760
--------------------------------------------------------------------------------
USD                 455,412     CAD      557,355   10/27/2005     24,398
--------------------------------------------------------------------------------
EUR                 560,575     SEK    5,225,232   10/27/2005     17,895
--------------------------------------------------------------------------------
JPY             100,000,000     USD      900,090   10/27/2005     16,568
--------------------------------------------------------------------------------
EUR                 746,585     USD      912,588   10/27/2005     14,110
--------------------------------------------------------------------------------
KRW             946,258,115     JPY  100,622,938   10/27/2005     10,708
--------------------------------------------------------------------------------
EUR                 373,816     PLN    1,472,684   10/27/2005      9,943
--------------------------------------------------------------------------------
AUD               1,200,167     NZD    1,338,330   10/27/2005      7,863
--------------------------------------------------------------------------------
EUR                 379,911     SEK    3,582,224   10/27/2005      7,734
--------------------------------------------------------------------------------
USD                 156,052     PLN      530,000   10/27/2005      6,339
--------------------------------------------------------------------------------
NZD               2,007,153     AUD    1,800,250   10/27/2005      5,952
--------------------------------------------------------------------------------
MXN              20,558,821     USD    1,895,521   12/14/2005      5,938
--------------------------------------------------------------------------------
EUR                 750,000     USD      908,377   10/27/2005      5,789
--------------------------------------------------------------------------------
USD                  80,000     ZAR      545,320   10/28/2005      5,497
--------------------------------------------------------------------------------
EUR                 371,538     ZAR    2,898,441   10/27/2005      4,765
--------------------------------------------------------------------------------
JPY             100,000,000     USD      888,260   10/27/2005      4,738
--------------------------------------------------------------------------------
EUR               1,152,582     CHF    1,790,000   10/27/2005      4,668
--------------------------------------------------------------------------------
AUD                 603,936     NZD      668,823   10/27/2005      3,396
--------------------------------------------------------------------------------
EUR                 381,505     SEK    3,582,224   10/27/2005      2,795
--------------------------------------------------------------------------------
EUR                 371,538     ZAR    2,898,441   10/27/2005      2,575
--------------------------------------------------------------------------------
TWD               1,583,000     USD       49,811   10/28/2005      2,016
--------------------------------------------------------------------------------
AUD               1,200,167     NZD    1,338,330   10/27/2005      1,691
--------------------------------------------------------------------------------
USD                  80,000     THB    3,348,800   10/28/2005      1,496
--------------------------------------------------------------------------------
SGD                 133,016     USD       80,000   10/28/2005      1,314
--------------------------------------------------------------------------------
USD                 112,648     MXN    1,230,000   10/27/2005      1,186
--------------------------------------------------------------------------------
MXN               2,490,000     USD      231,370   10/27/2005        925
--------------------------------------------------------------------------------
EUR                 381,505     SEK    3,582,224   10/27/2005        860
--------------------------------------------------------------------------------
USD                  76,709     RUB    2,200,000   10/27/2005        596
--------------------------------------------------------------------------------
EUR                  18,000     USD       22,229   10/27/2005        567
--------------------------------------------------------------------------------
EUR                  40,000     USD       48,668   10/27/2005        530
--------------------------------------------------------------------------------
THB               3,348,800     USD       81,928   10/28/2005        432
--------------------------------------------------------------------------------
USD                 161,768     TRY      220,000   10/27/2005        342
--------------------------------------------------------------------------------
USD                  44,397     MXN      483,000   10/27/2005        303
--------------------------------------------------------------------------------
USD                  69,593     MXN      753,000   10/27/2005         95
--------------------------------------------------------------------------------
TRY                 110,000     USD       80,972   10/27/2005         67
--------------------------------------------------------------------------------
TRY                  82,000     USD       60,370   10/27/2005         59
--------------------------------------------------------------------------------
USD                  80,516     THB    3,310,000   10/27/2005         39
--------------------------------------------------------------------------------
Total unrealized appreciation                                    308,487
--------------------------------------------------------------------------------

                                                                Unrealized
                                                               Appreciation
       Contracts to Deliver        In Exchange For    Date        (US $)
--------------------------------------------------------------------------------
USD                   2,935     AUD        3,852   10/27/2005         (2)
--------------------------------------------------------------------------------
USD                  79,744     PHP    4,480,000   10/27/2005        (72)
--------------------------------------------------------------------------------
USD                  50,000     SGD       83,953   10/28/2005       (337)
--------------------------------------------------------------------------------
TRY                  28,000     USD       20,066   10/27/2005       (528)
--------------------------------------------------------------------------------
USD                 945,668     MXN   10,279,411   12/14/2005       (876)
--------------------------------------------------------------------------------
PHP               4,480,000     USD       78,776   10/27/2005       (896)
--------------------------------------------------------------------------------
MXN               1,465,000     USD      134,565   10/27/2005     (1,018)
--------------------------------------------------------------------------------
USD                  80,144     PLN      257,000   10/27/2005     (1,400)
--------------------------------------------------------------------------------
AUD                 603,936     NZD      668,823   10/27/2005     (1,789)
--------------------------------------------------------------------------------
EUR                 379,911     SEK    3,582,224   10/27/2005     (2,160)
--------------------------------------------------------------------------------
USD                  50,000     TWD    1,583,000   10/28/2005     (2,204)
--------------------------------------------------------------------------------
USD                 110,000     SGD      181,489   10/28/2005     (2,640)
--------------------------------------------------------------------------------
ZAR               2,898,441     EUR      363,077   10/27/2005     (2,854)
--------------------------------------------------------------------------------
USD                 454,050     EUR      374,848   10/27/2005     (2,938)
--------------------------------------------------------------------------------
USD                 454,050     EUR      374,450   10/27/2005     (3,418)
--------------------------------------------------------------------------------
ZAR                 545,320     USD       81,776   10/28/2005     (3,722)
--------------------------------------------------------------------------------
USD                 454,233     GBP      254,694   10/27/2005     (5,233)
--------------------------------------------------------------------------------
EUR               1,152,582     CHF    1,790,000   10/27/2005     (5,690)
--------------------------------------------------------------------------------
USD                 915,779     JPY  103,000,000   10/27/2005     (5,752)
--------------------------------------------------------------------------------
PLN                 530,000     USD      155,589   10/27/2005     (6,801)
--------------------------------------------------------------------------------
USD                 914,559     KRW  946,258,115   10/27/2005     (7,552)
--------------------------------------------------------------------------------
USD                 483,004     GBP      269,542   10/27/2005     (7,828)
--------------------------------------------------------------------------------
USD                 456,901     SGD      759,100   10/27/2005     (7,867)
--------------------------------------------------------------------------------
USD                 454,140     JPY   50,485,119   10/27/2005     (8,093)
--------------------------------------------------------------------------------
EUR                 373,816     PLN    1,472,684   10/27/2005     (8,585)
--------------------------------------------------------------------------------
USD                 455,696     EUR      368,215   10/27/2005    (12,567)
--------------------------------------------------------------------------------
USD                 455,000     JPY   49,973,105   10/27/2005    (13,477)
--------------------------------------------------------------------------------
GBP                 524,236     USD      909,875   10/27/2005    (14,301)
--------------------------------------------------------------------------------
ZAR               2,898,441     EUR      363,077   10/27/2005    (14,668)
--------------------------------------------------------------------------------
USD                 913,674     EUR      744,847   10/27/2005    (17,287)
--------------------------------------------------------------------------------
EUR                 560,575     SEK    5,225,232   10/27/2005    (17,485)
--------------------------------------------------------------------------------
CAD                 564,932     USD      468,066   10/27/2005    (18,266)
--------------------------------------------------------------------------------
USD                 462,174     JPY   50,229,112   10/27/2005    (18,389)
--------------------------------------------------------------------------------
CAD                 549,779     USD      454,233   10/27/2005    (19,055)
--------------------------------------------------------------------------------
NZD               2,007,153     AUD    1,800,250   10/27/2005    (20,047)
--------------------------------------------------------------------------------
KRW             946,258,115     JPY  100,622,938   10/27/2005    (28,690)
--------------------------------------------------------------------------------
USD                 913,674     JPY   99,327,318   10/27/2005    (36,095)
--------------------------------------------------------------------------------
Total unrealized depreciation                                     (320,582)
--------------------------------------------------------------------------------

Currency Abbreviations
--------------------------------------------------------------------------------
ARS      Argentine Peso                PHP    Philippine Peso
--------------------------------------------------------------------------------
AUD      Australian Dollar             PLN    Polish Zloty
--------------------------------------------------------------------------------
CAD      Canadian Dollar               RUB    Russian Ruble
--------------------------------------------------------------------------------
CHF      Swiss Franc                   SEK    Swedish Krona
--------------------------------------------------------------------------------
EUR      Euro                          SGD    Singapore Dollar
--------------------------------------------------------------------------------
GBP      British Pound                 THB    Thailand Baht
--------------------------------------------------------------------------------
JPY      Japanese Yen                  TRY    Turkish Lira
--------------------------------------------------------------------------------
KRW      South Korean Won              TWD    Taiwan Dollar
--------------------------------------------------------------------------------
MXN      Mexican Peso                  UYU    Uruguayan Peso
--------------------------------------------------------------------------------
MYR      Malaysian Ringgit             ZAR    South African Rand
--------------------------------------------------------------------------------
NZD      New Zealand Dollar
--------------------------------------------------------------------------------

Investment Portfolio                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------


Scudder Variable Series I Capital Growth Portfolio

                                                                 Shares      Value ($)
                                                        --------------------------------

----------------------------------------------------------------------------------------
    Common Stocks 98.4%
----------------------------------------------------------------------------------------

Consumer Discretionary 13.1%

Automobiles 1.2%
Harley-Davidson, Inc. (a)                                       276,400      13,388,816

Hotels Restaurants & Leisure 1.6%
Starbucks Corp.*                                                102,700       5,145,270
YUM! Brands, Inc.                                               249,600      12,083,136
                                                                          -------------
                                                                             17,228,406

Household Durables 0.7%
Fortune Brands, Inc.                                            101,300       8,238,729

Internet & Catalog Retail 1.0%
eBay, Inc.*                                                     256,400      10,563,680

Media 3.4%
Comcast Corp. "A"*                                              290,300       8,354,834
McGraw-Hill Companies, Inc.                                     301,900      14,503,276
Omnicom Group, Inc.                                             171,540      14,345,890
                                                                          -------------
                                                                             37,204,000

Multiline Retail 3.0%
Kohl's Corp.*                                                   195,300       9,800,154
Target Corp.                                                    441,700      22,937,481
                                                                          -------------
                                                                             32,737,635

Specialty Retail 2.2%
Bed Bath & Beyond, Inc.*                                        128,800       5,175,184
Home Depot, Inc.                                                 71,875       2,741,313
Lowe's Companies, Inc.                                          106,300       6,845,720
Staples, Inc.                                                   472,400      10,071,568
                                                                          -------------
                                                                             24,833,785

Consumer Staples 10.3%

Beverages 2.4%
PepsiCo, Inc.                                                   464,250      26,327,617

Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.                                           260,090      11,397,144
Walgreen Co.                                                    363,300      15,785,385
                                                                          -------------
                                                                             27,182,529

Food Products 1.9%
Dean Foods Co.*                                                 108,800       4,227,968
Kellogg Co.                                                     186,600       8,607,858
The Hershey Co.                                                 138,700       7,810,197
TreeHouse Foods, Inc.*                                           21,720         583,834
                                                                          -------------
                                                                             21,229,857

Household Products 3.5%
Colgate-Palmolive Co.                                           164,440       8,680,788
Kimberly-Clark Corp.                                             79,700       4,744,541
Procter & Gamble Co.                                            423,800      25,199,148
                                                                          -------------
                                                                             38,624,477

Energy 14.2%

Energy Equipment & Services 4.5%
Baker Hughes, Inc.                                              281,200      16,782,016
Noble Corp.                                                      79,200       5,422,032
Schlumberger Ltd.                                               181,000      15,272,780
Transocean, Inc.*                                               207,600      12,727,956
                                                                          -------------
                                                                             50,204,784

Oil, Gas & Consumable Fuels 9.7%
ConocoPhillips                                                  358,800      25,083,708
Devon Energy Corp.                                              361,200      24,792,768
EOG Resources, Inc.                                             404,500      30,297,050
Valero Energy Corp. (a)                                         145,800      16,484,148
XTO Energy, Inc.                                                225,766      10,231,715
                                                                          -------------
                                                                            106,889,389

Financials 6.6%

Banks 1.2%
Bank of America Corp.                                           297,500      12,524,750

Capital Markets 2.2%
Lehman Brothers Holdings, Inc.                                  107,400      12,509,952
The Goldman Sachs Group, Inc.                                    98,900      12,024,262
                                                                          -------------
                                                                             24,534,214

Consumer Finance 1.0%
American Express Co.                                            195,400      11,223,776

Diversified Financial Services 1.0%
Citigroup, Inc.                                                 243,999      11,106,834

Insurance 1.2%
AFLAC, Inc.                                                     297,700      13,485,810

Health Care 20.2%

Biotechnology 5.6%
Amgen, Inc.*                                                    181,450      14,456,121
Genentech, Inc.*                                                337,200      28,395,612
Gilead Sciences, Inc.*                                          383,500      18,699,460
                                                                          -------------
                                                                             61,551,193

Health Care Equipment & Supplies 5.0%
Baxter International, Inc.                                      258,100      10,290,447
Boston Scientific Corp.*                                        281,300       6,573,981
C.R. Bard, Inc.                                                 111,700       7,375,551
Medtronic, Inc.                                                 281,300      15,083,306
Zimmer Holdings, Inc.*                                          232,240      15,999,014
                                                                          -------------
                                                                             55,322,299

Health Care Providers & Services 3.0%
UnitedHealth Group, Inc.                                        587,800      33,034,360

Pharmaceuticals 6.6%
Abbott Laboratories                                             409,100      17,345,840
Eli Lilly & Co.                                                 133,300       7,134,216
Johnson & Johnson                                               587,186      37,157,130
Pfizer, Inc.                                                    442,677      11,053,645
                                                                          -------------
                                                                             72,690,831

Industrials 8.1%

Aerospace & Defense 2.0%
United Technologies Corp.                                       434,000      22,498,560

Air Freight & Logistics 1.1%
FedEx Corp.                                                     140,100      12,206,913

Commercial Services & Supplies 0.1%
Acco Brands Corp.*                                               23,807         671,834

Electrical Equipment 0.8%
Emerson Electric Co.                                            119,700       8,594,460

Industrial Conglomerates 3.2%
General Electric Co.                                          1,072,190      36,100,637

Machinery 0.9%
Caterpillar, Inc.                                               165,400       9,717,250

Information Technology 25.1%

Communications Equipment 3.4%
Cisco Systems, Inc.*                                            960,320      17,218,538
QUALCOMM, Inc.                                                  456,100      20,410,475
                                                                          -------------
                                                                             37,629,013

Computers & Peripherals 4.8%
Apple Computer, Inc.*                                           217,700      11,670,897
Dell, Inc.*                                                     347,950      11,899,890
EMC Corp.*                                                    1,297,600      16,790,944
International Business Machines Corp.                           156,200      12,530,364
                                                                          -------------
                                                                             52,892,095

Internet Software & Services 1.1%
Google, Inc. "A"*                                                 7,200       2,278,512
Yahoo!, Inc.*                                                   311,050      10,525,932
                                                                          -------------
                                                                             12,804,444

IT Consulting & Services 2.8%
Accenture Ltd. "A"*                                             373,900       9,519,494
Fiserv, Inc.*                                                   347,100      15,921,477
Paychex, Inc.                                                   143,600       5,324,688
                                                                          -------------
                                                                             30,765,659

Semiconductors & Semiconductor Equipment 6.4%
Broadcom Corp. "A"*                                             307,300      14,415,443
Intel Corp.                                                     912,490      22,492,878
Linear Technology Corp.                                         307,930      11,575,089
Maxim Integrated Products, Inc.                                 125,000       5,331,250
Texas Instruments, Inc.                                         494,350      16,758,465
                                                                          -------------
                                                                             70,573,125

Software 6.6%
Adobe Systems, Inc.                                             309,000       9,223,650
Electronic Arts, Inc.*                                          214,200      12,185,838
Intuit, Inc.*                                                   108,900       4,879,809
Microsoft Corp.                                               1,568,180      40,349,271
Oracle Corp.*                                                   495,800       6,142,962
                                                                          -------------
                                                                             72,781,530

Materials 0.8%

Chemicals
Ecolab, Inc.                                                    261,700       8,356,081
                                                                          -------------
Total Common Stocks (Cost $821,485,013)                                   1,085,719,372

----------------------------------------------------------------------------------------
    Securities Lending Collateral 0.7%
----------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)       8,265,400       8,265,400
  (Cost $8,265,400)

----------------------------------------------------------------------------------------
    Cash Equivalents 2.1%
----------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (d)                 23,049,885      23,049,885
  (Cost $23,049,885)
                                                                  % of
                                                              Net Assets      Value ($)
                                                             ---------------------------
Total Investment Portfolio (Cost $ 852,800,298)                   101.2   1,117,034,657
Other Assets and Liabilities, Net                                 (1.2)     (13,223,629)
 ---------------------------------------------------------------------------------------
Net Assets                                                       100.0   1,103,811,028

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $7,412,493 which is 0.7% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                                    as of September 30, 2005  (Unaudited)
---------------------------------------------------------------------------------------------


Scudder Variable Series I Global Discovery Portfolio


                                                                Shares       Value ($)
                                                           ---------------------------------

---------------------------------------------------------------------------------------------
    Common Stocks 95.9%
---------------------------------------------------------------------------------------------

Australia 2.2%
Macquarie Bank Ltd.                                               82,011     4,712,510
QBE Insurance Group Ltd.                                         128,398     1,829,078
                                                                           -----------
  (Cost $1,834,281)                                                          6,541,588

Bermuda 0.4%
Orient-Express Hotels Ltd. "A"  (Cost $1,474,197)                 47,700     1,355,634

Brazil 1.7%
Aracruz Celulose SA "B" (ADR)                                     71,400     2,897,412
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR) (a)        61,418     2,370,735
                                                                           -----------
  (Cost $3,225,777)                                                          5,268,147

Canada 1.8%
OPTI Canada, Inc.*                                                60,000     2,038,710
ZENON Environmental, Inc.*                                       166,000     3,478,503
                                                                           -----------
  (Cost $4,057,639)                                                          5,517,213

Denmark 1.2%
GN Store Nord AS (GN Great Nordic)  (Cost $2,726,276)            267,500     3,532,633

France 2.8%
Autoroutes du Sud de la France                                    61,108     3,536,262
Flamel Technologies SA (ADR)* (a)                                118,900     2,223,430
JC Decaux SA*                                                    123,622     2,727,837
                                                                           -----------
  (Cost $5,222,766)                                                          8,487,529

Germany 12.2%
AWD Holding AG                                                   127,479     4,890,481
Deutsche Boerse AG                                                62,352     5,957,548
Fresenius Medical Care AG (a)                                     77,847     7,087,198
Hypo Real Estate Holding AG                                       97,269     4,916,927
Puma AG                                                           11,665     3,165,199
Rational AG                                                       15,511     1,649,807
Stada Arzneimittel AG                                            106,086     3,799,482
United Internet AG (a)                                            79,569     2,577,228
Wincor Nixdorf AG                                                 32,876     3,160,960
                                                                           -----------
  (Cost $22,919,673)                                                        37,204,830

Greece 5.1%
Alpha Bank AE                                                     53,512     1,511,364
Coca-Cola Hellenic Bottling Co. SA                               100,100     2,906,572
Dryships, Inc.                                                   122,800     2,115,844
Germanos SA                                                      148,800     2,396,391
Piraeus Bank SA                                                  213,900     4,478,257
Titan Cement Co.                                                  62,900     2,086,459
                                                                           -----------
  (Cost $12,132,340)                                                        15,494,887

Hong Kong 2.6%
Kingboard Chemical Holdings Ltd.                               1,343,500     3,351,238
Midland Realty Holdings Ltd.                                   2,285,800     1,325,981
Wing Hang Bank Ltd.                                              428,700     3,172,137
                                                                           -----------
  (Cost $5,230,233)                                                          7,849,356

India 0.5%
Mahindra & Mahindra Ltd.  (Cost $1,072,406)                      192,800     1,659,119

Indonesia 0.4%
PT Indosat Tbk (ADR)  (Cost $1,501,550)                           51,400     1,285,000

Ireland 6.0%
Anglo Irish Bank Corp. PLC                                       890,116    12,120,668
FBD Holdings PLC                                                  29,400     1,170,981
ICON PLC (ADR)*                                                   27,900     1,395,000
Irish Continental Group PLC*                                      65,360       777,674
Paddy Power PLC                                                   85,700     1,508,928
Ryanair Holdings PLC*                                            170,600     1,394,202
                                                                           -----------
  (Cost $5,661,430)                                                         18,367,453

Japan 6.2%
AEON Credit Services Co., Ltd.                                    33,600     2,441,861
AEON Mall Co., Ltd.                                               72,000     2,809,725
JAFCO Co., Ltd.                                                   22,100     1,446,468
Matsui Securities Co., Ltd. (a)                                  167,500     2,034,730
Nidec Corp.                                                       51,200     3,044,397
Park24 Co., Ltd. (a)                                             110,000     2,349,806
Sumitomo Realty & Development Co., Ltd.                          201,000     2,978,171
UFJ Central Leasing Co., Ltd.                                     41,000     1,784,179
                                                                           -----------
  (Cost $13,891,594)                                                        18,889,337

Korea 1.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.               112,200     2,526,785
Korea Information Service, Inc.                                   35,000       649,018
                                                                           -----------
  (Cost $2,760,433)                                                          3,175,803

Netherlands 4.1%
Chicago Bridge & Iron Co., NV (New York Shares) (ADR)            143,500     4,461,415
IHC Caland NV                                                     51,485     4,294,279
Vedior NV                                                        264,008     3,744,114
                                                                           -----------
  (Cost $7,472,173)                                                         12,499,808

Norway 1.2%
Prosafe ASA                                                       35,600     1,331,288
Tandberg ASA (a)                                                 170,800     2,281,140
                                                                           -----------
  (Cost $2,526,848)                                                          3,612,428

Russia 1.0%
Mobile TeleSystems (ADR)  (Cost $536,571)                         71,400     2,904,552

Sweden 1.7%
Brostrom AB "B" (a)                                               87,700     1,809,612
Eniro AB (a)                                                     201,300     2,349,406
Micronic Laser Systems AB* (a)                                    82,800       907,643
                                                                           -----------
  (Cost $3,557,186)                                                          5,066,661

Switzerland 1.1%
Advanced Digital Broadcast Holdings SA*                           27,040     1,961,342
Micronas Semiconductor Holdings AG (Foreign Registered)*          35,101     1,499,429
                                                                           -----------
  (Cost $2,614,986)                                                          3,460,771

Taiwan 1.9%
Compal Electronics, Inc.                                       1,226,917     1,210,816
Optimax Technology Corp.                                         498,000       810,354
Siliconware Precision Industries Co.                           2,809,537     2,836,163
Yang Ming Marine Transport                                     1,335,000       844,796
                                                                           -----------
  (Cost $5,833,900)                                                          5,702,129

Thailand 0.6%
Bangkok Bank PCL (Foreign Registered)  (Cost $1,528,960)         609,900     1,693,960

United Kingdom 3.6%
Aegis Group PLC                                                  610,239     1,506,874
ARM Holdings PLC                                                 754,483     1,563,639
Group 4 Securicor PLC (a)                                        454,660     1,230,147
John Wood Group PLC                                              306,492     1,135,240
Misys PLC                                                        453,860     1,617,046
Taylor Nelson Sofres PLC                                         586,931     2,070,457
Viridian Group PLC*                                              133,626     1,871,371
                                                                           -----------
  (Cost $12,056,530)                                                        10,994,774

United States 36.6%
Advance Auto Parts, Inc.*                                         97,350     3,765,498
Advanced Medical Optics, Inc.*                                    70,600     2,679,270
Aeropostale, Inc.*                                               139,900     2,972,875
Affiliated Computer Services, Inc. "A"*                           32,600     1,779,960
Allegheny Energy, Inc.* (a)                                      218,000     6,696,960
AMERIGROUP Corp.*                                                 89,200     1,705,504
Applied Micro Circuits Corp.*                                    233,100       699,300
Caribou Coffee Co., Inc.*                                         32,400       367,740
Carter's, Inc.*                                                   47,900     2,720,720
Celgene Corp.*                                                    75,800     4,117,456
Diamond Foods, Inc.*                                              87,900     1,503,090
Diebold, Inc.                                                     34,000     1,171,640
Dresser-Rand Group, Inc.*                                         81,200     1,999,956
Euronet Worldwide, Inc.*                                          51,100     1,512,049
Fiserv, Inc.*                                                     80,000     3,669,600
Foundation Coal Holdings, Inc.                                    71,900     2,764,555
FTI Consulting, Inc.*                                             84,650     2,138,259
Gentex Corp.                                                     115,700     2,013,180
Global Cash Access, Inc.*                                         17,500       246,750
GTECH Holdings Corp.                                             157,100     5,036,626
Harman International Industries, Inc.                             42,800     4,377,156
Harris Interactive, Inc.*                                        146,700       626,409
Invitrogen Corp.*                                                 38,200     2,873,786
Joy Global, Inc.                                                  68,250     3,443,895
Kenneth Cole Productions, Inc. "A"                                68,200     1,861,178
Lam Research Corp.*                                               46,700     1,422,949
LECG Corp.*                                                       79,400     1,826,200
Legg Mason, Inc.                                                  71,050     7,793,474
Mercury Interactive Corp.*                                        55,600     2,201,760
NeuStar, Inc. "A"*                                                54,500     1,743,455
New York & Co., Inc.*                                            146,700     2,405,880
P.F. Chang's China Bistro, Inc.* (a)                              64,500     2,891,535
Rowan Companies, Inc.                                             58,800     2,086,812
Symbol Technologies, Inc.                                        122,148     1,182,393
Telik, Inc.*                                                     114,300     1,869,948
The First Marblehead Corp.* (a)                                  108,200     2,748,280
Thoratec Corp.*                                                  136,800     2,429,568
THQ, Inc.*                                                       197,100     4,202,172
Ultra Petroleum Corp.*                                           120,700     6,865,416
Waters Corp.*                                                     65,800     2,737,280
Zions Bancorp                                                     57,600     4,101,696
                                                                           -----------
  (Cost $83,777,357)                                                       111,252,230
                                                                           -----------
Total Common Stocks (Cost $203,615,106)                                    291,815,842

---------------------------------------------------------------------------------------------
    Warrants 0.0%
---------------------------------------------------------------------------------------------

Hong Kong
Kingboard Chemical Holdings Ltd.*  (Cost $849)                    91,640        33,077

    Securities Lending Collateral 9.4%
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)       28,661,780    28,661,780
   (Cost $28,661,780)

---------------------------------------------------------------------------------------------
    Cash Equivalents 4.8%
---------------------------------------------------------------------------------------------

United States
Scudder Cash Management QP Trust, 3.74%  (d)                 14,411,703           14,411,703
  (Cost $14,411,703)

                                                         % of
                                                   Net Assets      Value ($)
                                                  ---------------------------
Total Investment Portfolio (Cost $ 246,689,438)         110.1     334,922,402
Other Assets and Liabilities, Net                       (10.1)    (30,589,084)
 ----------------------------------------------------------------------------
Net Assets                                              100.0     304,333,318

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $27,468,637 which is
     9.0 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

At September 30, 2005, the Scudder Variable Series I Global Discovery Portfolio had the following Sector diversification:

                                                                     As a % of
                                                                 Common Stocks
Sector                            Market Value ($)                and Warrants
--------------------------------------------------------------------------------
Financials                             75,642,545                     26.0%
Consumer Discretionary                 49,739,984                     17.0%
Industrials                            42,991,547                     14.7%
Information Technology                 42,595,598                     14.6%
Health Care                            32,917,922                     11.3%
Energy                                 15,457,422                      5.3%
Materials                              11,943,095                      4.1%
Utilities                               8,568,330                      2.9%
Consumer Staples                        6,059,469                      2.1%
Telecommunication Services              5,933,007                      2.0%
Total Common Stock and Warrants       291,848,919                    100.0%

Investment Portfolio                            as of September 30, 2005  (Unaudited)
-------------------------------------------------------------------------------------


Scudder Variable Series I Growth and Income Portfolio

                                                               Shares      Value ($)
                                                    ---------------------------------

-------------------------------------------------------------------------------------
    Common Stocks 95.9%
-------------------------------------------------------------------------------------

Consumer Discretionary 9.6%

Auto Components 0.5%
Johnson Controls, Inc.                                         26,230     1,627,572

Media 3.6%
Clear Channel Communications, Inc.                             52,130     1,714,556
Time Warner, Inc.                                             325,900     5,902,049
Viacom, Inc. "B"                                              127,110     4,195,901
                                                                        -----------
                                                                         11,812,506

Multiline Retail 3.3%
Federated Department Stores, Inc.                              55,520     3,712,622
J.C. Penney Co., Inc.                                          73,080     3,465,454
Kohl's Corp.*                                                  29,110     1,460,740
Nordstrom, Inc.                                                60,560     2,078,419
                                                                        -----------
                                                                         10,717,235

Specialty Retail 1.7%
Home Depot, Inc.                                               50,500     1,926,070
Staples, Inc.                                                  86,805     1,850,682
The Sherwin-Williams Co.                                       36,270     1,598,419
                                                                        -----------
                                                                          5,375,171

Textiles, Apparel & Luxury Goods 0.5%
Polo Ralph Lauren Corp.                                        33,500     1,685,050

Consumer Staples 9.9%

Beverages 4.9%
Coca-Cola Co.                                                 280,180    12,100,974
PepsiCo, Inc.                                                  69,160     3,922,064
                                                                        -----------
                                                                         16,023,038

Food & Staples Retailing 0.8%
Costco Wholesale Corp.                                         58,400     2,516,456

Food Products 1.3%
General Mills, Inc.                                            90,790     4,376,078

Household Products 2.9%
Procter & Gamble Co.                                          157,670     9,375,058

Energy 9.8%

Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                             43,740     6,014,250
Burlington Resources, Inc.                                     29,500     2,398,940
Chevron Corp.                                                 100,630     6,513,780
ConocoPhillips                                                 31,680     2,214,749
Devon Energy Corp.                                             35,280     2,421,619
ExxonMobil Corp.                                              192,454    12,228,527
                                                                        -----------
                                                                         31,791,865

Financials 19.6%

Banks 6.1%
Bank of America Corp.                                         235,220     9,902,762
Wachovia Corp.                                                 96,000     4,568,640
Wells Fargo & Co.                                              49,600     2,905,072
Zions Bancorp                                                  32,100     2,285,841
                                                                        -----------
                                                                         19,662,315

Capital Markets 5.8%
Lehman Brothers Holdings, Inc.                                 88,150    10,267,712
The Goldman Sachs Group, Inc.                                  70,900     8,620,022
                                                                        -----------
                                                                         18,887,734

Diversified Financial Services 2.8%
CIT Group, Inc.                                                67,140     3,033,385
Citigroup, Inc.                                                47,670     2,169,938
Countrywide Financial Corp.                                    61,810     2,038,494
JPMorgan Chase & Co.                                           58,150     1,973,030
                                                                        -----------
                                                                          9,214,847

Insurance 4.9%
AFLAC, Inc.                                                    81,000     3,669,300
Allstate Corp.                                                 85,000     4,699,650
Hartford Financial Services Group, Inc.                        37,000     2,855,290
MetLife, Inc.                                                  95,900     4,778,697
                                                                        -----------
                                                                         16,002,937

Health Care 12.7%

Biotechnology 1.9%
Amgen, Inc.*                                                   38,060     3,032,240
Genzyme Corp.*                                                 25,650     1,837,566
Invitrogen Corp.*                                              18,610     1,400,031
                                                                        -----------
                                                                          6,269,837

Health Care Equipment & Supplies 0.8%
Medtronic, Inc.                                                50,600     2,713,172

Health Care Providers & Services 4.6%
Aetna, Inc.                                                    27,000     2,325,780
Cardinal Health, Inc.                                          37,400     2,372,656
Caremark Rx, Inc.*                                             96,200     4,803,266
UnitedHealth Group, Inc.                                       53,980     3,033,676
WellPoint, Inc.*                                               32,880     2,492,962
                                                                        -----------
                                                                         15,028,340

Pharmaceuticals 5.4%
Allergan, Inc.                                                 30,000     2,748,600
Johnson & Johnson                                             186,630    11,809,946
Pfizer, Inc.                                                  112,800     2,816,616
                                                                        -----------
                                                                         17,375,162

Industrials 10.9%

Aerospace & Defense 5.5%
Boeing Co.                                                     85,600     5,816,520
Goodrich Corp.                                                 47,170     2,091,518
Lockheed Martin Corp.                                          56,040     3,420,681
United Technologies Corp.                                     127,420     6,605,453
                                                                        -----------
                                                                         17,934,172

Electrical Equipment 1.3%
Emerson Electric Co.                                           59,700     4,286,460

Industrial Conglomerates 4.1%
General Electric Co.                                          156,940     5,284,170
Tyco International Ltd.                                       285,700     7,956,745
                                                                        -----------
                                                                         13,240,915

Information Technology 14.3%

Communications Equipment 3.1%
Cisco Systems, Inc.*                                           87,400     1,567,082
Motorola, Inc.                                                394,100     8,705,669
                                                                        -----------
                                                                         10,272,751

Computers & Peripherals 3.0%
EMC Corp.*                                                    330,570     4,277,576
International Business Machines Corp.                          66,780     5,357,092
                                                                        -----------
                                                                          9,634,668

Internet Software & Services 0.6%
Google, Inc. "A"*                                               6,740     2,132,940

IT Consulting & Services 1.7%
Accenture Ltd. "A"*                                           109,490     2,787,615
Affiliated Computer Services, Inc. "A"*                        48,960     2,673,216
                                                                        -----------
                                                                          5,460,831

Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc.                                       106,880     1,812,685
Broadcom Corp. "A"*                                            57,490     2,696,856
                                                                        -----------
                                                                          4,509,541

Software 4.5%
Microsoft Corp.                                               100,140     2,576,602
Oracle Corp.*                                                 800,890     9,923,027
Symantec Corp.*                                                98,850     2,239,941
                                                                        -----------
                                                                         14,739,570

Materials 2.7%

Chemicals 2.0%
Dow Chemical Co.                                              101,360     4,223,671
PPG Industries, Inc.                                           40,230     2,381,214
                                                                        -----------
                                                                          6,604,885

Paper & Forest Products 0.7%
Georgia-Pacific Corp.                                          63,610     2,166,557

Telecommunication Services 2.8%

Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.                                   19,952       652,231

Wireless Telecommunication Services 2.6%
ALLTEL Corp.                                                   45,280     2,948,181
Sprint Nextel Corp.                                           235,580     5,602,091
                                                                        -----------
                                                                          8,550,272

Utilities 3.6%

Electric Utilities 1.5%
Edison International                                           46,880     2,216,486
Exelon Corp.                                                   49,020     2,619,629
                                                                        -----------
                                                                          4,836,115

Independent Power Producers & Energy Traders 2.1%
Constellation Energy Group                                     56,800     3,498,880
TXU Corp.                                                      30,500     3,442,840
                                                                        -----------
                                                                          6,941,720
                                                                        -----------
Total Common Stocks (Cost $275,821,535)                                 312,418,001

-------------------------------------------------------------------------------------
    Securities Lending Collateral 1.1%
-------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (a) (b)     3,474,900     3,474,900
  (Cost $3,474,900)

-------------------------------------------------------------------------------------
    Cash Equivalents 2.9%
-------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (c)                9,583,354     9,583,354
  (Cost $9,583,354)
                                                               % of
                                                         Net Assets      Value ($)
                                                        ---------------------------
Total Investment Portfolio (Cost $ 288,879,789)                99.9     325,476,255
Other Assets and Liabilities, Net                               0.1         234,362
 ----------------------------------------------------------------------------------
Net Assets                                                    100.0     325,710,617

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b)  Represents collateral held in connection with securities lending.

(c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                             as of September 30, 2005  (Unaudited)
--------------------------------------------------------------------------------------


Scudder Variable Series I Health Sciences Portfolio

                                                            Shares      Value ($)
                                                    ----------------------------------

----------------------------------------------------------=---------------------------
    Common Stocks 98.1%
--------------------------------------------------------------------------------------

Health Care 98.1%

Biotechnology 24.2%
Actelion Ltd.*                                                  6,000       646,557
Amgen, Inc.* (a)                                               84,550     6,736,098
Amylin Pharmaceuticals, Inc.*                                  21,300       741,027
Biogen Idec, Inc.*                                             48,920     1,931,362
Celgene Corp.*                                                 23,200     1,260,224
Discovery Laboratories, Inc.*                                  98,800       637,260
DOV Pharmaceutical, Inc.*                                      72,600     1,232,748
Encysive Pharmaceuticals, Inc.*                                39,700       467,666
Gen-Probe, Inc.*                                               30,500     1,508,225
Genentech, Inc.*                                               37,800     3,183,138
Genzyme Corp.*                                                 42,900     3,073,356
Gilead Sciences, Inc.*                                         50,400     2,457,504
GPC Biotech AG (ADR)*                                          60,512       760,938
ImClone Systems, Inc.*                                         21,600       679,320
Keryx Biopharmaceuticals, Inc.*                                18,800       296,288
MedImmune, Inc.*                                               39,900     1,342,635
MGI Pharma, Inc.*                                              79,500     1,853,145
Millennium Pharmaceuticals, Inc.*                              56,700       529,011
Myogen, Inc.*                                                  22,500       528,750
Rigel Pharmaceuticals, Inc.*                                   69,000     1,640,130
Telik, Inc.*                                                   41,400       677,304
                                                                        -----------
                                                                         32,182,686

Health Care Services 17.1%
Aetna, Inc.                                                    26,900     2,317,166
Caremark Rx, Inc.*                                             65,900     3,290,387
Centene Corp.*                                                 23,600       590,708
Covance, Inc.*                                                 11,400       547,086
DaVita, Inc.*                                                  18,200       838,474
Fresenius Medical Care AG* (a)                                 11,300     1,028,753
Humana, Inc.*                                                  17,400       833,112
Medco Health Solutions, Inc.*                                   9,484       520,008
Omnicare, Inc.                                                 16,700       939,041
PSS World Medical, Inc.*                                       49,400       658,996
UnitedHealth Group, Inc.                                      104,200     5,856,040
WellPoint, Inc.*                                               70,700     5,360,474
                                                        1               -----------
                                                                         22,780,245

Hospital Management 4.2%
Community Health Systems, Inc.*                                65,600     2,545,936
Manor Care, Inc.                                               19,100       733,631
Triad Hospitals, Inc.*                                         51,800     2,344,986
                                                                        -----------
                                                                          5,624,553

Life Sciences Equipment 2.5%
Charles River Laboratories International, Inc.*                18,100       789,522
Invitrogen Corp.*                                               7,900       594,317
PerkinElmer, Inc.                                              51,800     1,055,166
Serologicals Corp.*                                            41,200       929,472
                                                                        -----------
                                                                          3,368,477

Medical Supply & Specialty 19.2%
ArthroCare Corp.*                                              16,400       659,608
Baxter International, Inc.                                     42,400     1,690,488
Biomet, Inc.                                                   45,800     1,589,718
C.R. Bard, Inc.                                                19,000     1,254,570
Cardinal Health, Inc.                                          37,800     2,398,032
Cooper Companies, Inc.                                         23,900     1,830,979
Cytyc Corp.*                                                   64,700     1,737,195
Elekta AB "B" (a)                                              38,000     1,739,714
Fisher Scientific International, Inc.*                         29,700     1,842,885
Guidant Corp.                                                  16,500     1,136,685
IntraLase Corp.* (a)                                           41,700       613,407
Kyphon, Inc.*                                                  30,800     1,353,352
Medtronic, Inc.                                                62,500     3,351,250
Nobel Biocare Holding AG                                        6,800     1,602,101
St. Jude Medical, Inc.*                                         8,700       407,160
Stryker Corp.                                                  17,600       869,968
Zimmer Holdings, Inc.*                                         20,300     1,398,467
                                                                        -----------
                                                                         25,475,579

Pharmaceuticals 30.9%
Abbott Laboratories                                           103,100     4,371,440
Allergan, Inc.                                                  7,900       723,798
Astellas Pharma, Inc.                                   1      46,000     1,730,268
AstraZeneca PLC                                                26,135     1,214,653
Barrier Therapeutics, Inc.*                                    45,600       382,584
Cardiome Pharma Corp.*                                         65,900       579,261
Eli Lilly & Co.                                                23,400     1,252,368
Forest Laboratories, Inc.*                                     21,500       837,855
Johnson & Johnson                                              36,000     2,278,080
Medicines Co.*                                                 47,600     1,095,276
Medicis Pharmaceutical Corp. "A" (a)                           24,700       804,232
New River Pharmaceuticals, Inc.*                                5,700       273,258
Novartis AG (Registered)*                                      70,996     3,600,392
Pfizer, Inc.                                                  167,940     4,193,462
Roche Holding AG                                               23,798     3,305,303
Sanofi-Aventis                                          1      28,050     2,317,691
Schering-Plough Corp.                                         111,600     2,349,180
Schwarz Pharma AG                                              28,200     1,737,651
Sepracor, Inc.*                                         1      20,500     1,209,295
Shire Pharmaceuticals Group PLC (ADR)                          24,800       917,352
Teva Pharmaceutical Industries Ltd. (ADR)                      32,100     1,072,782
ViroPharma, Inc.*                                              16,600       345,280
Watson Pharmaceuticals, Inc.*                                  13,000       475,930
Wyeth                                                          88,200     4,081,014
                                                                        -----------
                                                                         41,148,405
--------------------------------------------------------------------------------------
Total Common Stocks (Cost $97,508,383)                                  130,579,945

--------------------------------------------------------------------------------------
    Securities Lending Collateral 7.3%
--------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)     9,741,200     9,741,200
  (Cost $9,741,200)

--------------------------------------------------------------------------------------
    Cash Equivalents 1.4%
--------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                1,847,866     1,847,866
  (Cost $1,847,866)

                                                          % of
                                                    Net Assets      Value ($)
                                                   ---------------------------
Total Investment Portfolio (Cost $ 109,097,449)          106.8     142,169,011
Other Assets and Liabilities, Net                         (6.8)     (9,020,292)
 -----------------------------------------------------------------------------
Net Assets                                               100.0     133,148,719

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $9,463,950 which is 7.1% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series I International Portfolio

                                                                                     Shares      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 97.1%
----------------------------------------------------------------------------------------------------------

Australia 2.0%
Australia & New Zealand Banking Group Ltd.                                         332,992     6,094,555
Macquarie Airports                                                               2,057,800     5,147,234
                                                                                             -----------
(Cost $9,582,586)                                                                             11,241,789

Brazil 1.8%
Companhia Vale do Rio Doce (ADR)                                                   139,606     6,123,119
Petroleo Brasileiro SA (ADR)*                                                       58,900     4,210,761
                                                                                             -----------
(Cost $3,290,730)                                                                             10,333,880

Finland 2.0%
Nokia Oyj                                                                          179,957     3,014,960
Nokia Oyj (ADR)                                                                     71,490     1,208,896
Nokian Renkaat Oyj                                                                 311,910     7,388,665
                                                                                             -----------
(Cost $9,755,433)                                                                             11,612,521

France 6.5%
Axa                                                                                233,300     6,404,141
BNP Paribas SA                                                                     102,670     7,804,663
Pernod Ricard SA                                                                    28,000     4,943,447
Total SA                                                                            66,253    18,083,094
                                                                                             -----------
(Cost $23,561,220)                                                                            37,235,345

Germany 10.6%
Adidas-Salomon AG                                                                   34,800     6,046,966
BASF AG                                                                             87,290     6,556,840
Bayer AG                                                                           151,160     5,539,166
Commerzbank AG                                                                     129,800     3,541,201
Continental AG                                                                      61,810     5,073,755
Deutsche Boerse AG                                                                  49,300     4,710,468
E.ON AG                                                                            122,086    11,214,496
Fresenius Medical Care AG (a)                                                       49,470     4,503,753
Hypo Real Estate Holding AG                                                        198,200    10,018,968
Siemens AG (Registered)                                                             48,170     3,710,947
                                                                                             -----------
(Cost $48,634,513)                                                                            60,916,560

Greece 2.7%
Alpha Bank AE                                                                      162,808     4,598,261
Hellenic Telecommunications Organization SA                                        344,920     6,873,105
OPAP SA                                                                            135,200     4,192,243
                                                                                             -----------
(Cost $12,092,147)                                                                            15,663,609

Hong Kong 1.3%
Esprit Holdings Ltd.  (Cost $3,859,037)                                            979,748     7,325,360

Hungary 0.5%
OTP Bank Rt (GDR) (REG S)  (Cost $634,648)                                          32,957     2,606,899

India 1.2%
ICICI Bank Ltd.  (Cost $3,895,819)                                                 514,802     7,189,518

Indonesia 0.9%
PT Telekomunikasi Indonesia (ADR)  (Cost $5,589,000)                               261,200     5,435,572

Ireland 2.7%
Anglo Irish Bank Corp. PLC                                                         422,440     5,752,346
CRH PLC                                                                            182,610     4,949,042
Grafton Group PLC (Units)*                                                         496,300     5,010,414
                                                                                             -----------
(Cost $15,697,454)                                                                            15,711,802

Italy 5.2%
Banca Intesa SpA                                                                 1,889,060     8,803,343
Capitalia SpA                                                                    1,064,900     5,823,315
Enel SpA                                                                           498,768     4,298,013
Eni SpA                                                                            362,020    10,751,161
                                                                                             -----------
(Cost $22,700,249)                                                                            29,675,832

Japan 22.1%
Aiful Corp.                                                                         54,256     4,545,230
Astellas Pharma, Inc.                                                              157,300     5,916,764
Canon, Inc.                                                                        194,500    10,502,863
Credit Saison Co., Ltd.                                                            109,000     4,781,712
Dai Nippon Printing Co., Ltd.                                                      207,862     3,350,841
Daito Trust Construction Co., Ltd.                                                  98,900     4,329,924
Mitsubishi Corp.                                                                   533,000    10,517,266
Mitsui & Co., Ltd.                                                                 418,000     5,232,364
Mitsui Fudosan Co., Ltd.                                                           354,000     5,323,097
Mitsui Sumitomo Insurance Co., Ltd.                                                339,000     3,923,943
Mizuho Financial Group, Inc.                                                         2,031    12,917,389
Nippon Steel Corp.                                                               1,541,518     5,784,766
Nissan Motor Co., Ltd.                                                             606,157     6,920,186
Nitori Co., Ltd.                                                                    38,900     3,258,800
Sega Sammy Holdings, Inc.                                                          269,800    10,647,498
Sharp Corp.                                                                        244,269     3,537,511
Shinsei Bank Ltd.                                                                  511,000     3,218,508
Takefuji Corp.                                                                      68,100     5,309,065
Toyota Motor Corp.                                                                 296,700    13,590,909
Yamada Denki Co., Ltd.                                                              47,100     3,580,629
                                                                                             -----------
(Cost $87,862,786)                                                                           127,189,265

Korea 1.3%
Samsung Electronics Co., Ltd.  (Cost $3,524,530)                                    13,407     7,554,687

Netherlands 1.3%
ING Groep NV  (Cost $4,550,174)                                                    244,428     7,279,513

Norway 1.1%
Statoil ASA  (Cost $3,277,196)                                                     262,868     6,519,992

Russia 1.3%
AFK Sistema (GDR) (REG S)                                                          143,692     3,520,454
OAO Gazprom (ADR) (REG S)                                                           60,400     4,046,800
                                                                                             -----------
(Cost $4,640,872)                                                                              7,567,254

Spain 2.4%
ACS, Actividades de Construccion y Servicios SA                                    231,600     6,749,947
Telefonica SA                                                                      432,930     7,086,713
                                                                                             -----------
(Cost $9,795,420)                                                                             13,836,660

Sweden 3.5%
ForeningsSparbanken AB                                                             224,860     5,437,250
Modern Times Group AB "B"*                                                          77,600     2,922,203
SKF AB "B"                                                                         358,620     4,671,127
Telefonaktiebolaget LM Ericsson "B"                                              1,993,637     7,276,094
                                                                                             -----------
(Cost $14,444,544)                                                                            20,306,674

Switzerland 8.1%
Baloise Holding AG "R"                                                              73,400     3,685,451
Nestle SA (Registered)                                                              52,779    15,451,887
Novartis AG (Registered)                                                           137,375     6,966,644
Roche Holding AG (Genusschein)                                                      69,690     9,679,241
UBS AG (Registered)                                                                127,707    10,851,470
                                                                                             -----------
(Cost $30,549,971)                                                                            46,634,693

Taiwan 0.6%
Hon Hai Precision Industry Co., Ltd.  (Cost $2,278,194)                            698,091     3,250,066

United Kingdom 18.0%
AstraZeneca PLC                                                                     96,876     4,502,419
BAA PLC                                                                            406,855     4,477,889
BHP Billiton PLC                                                                   650,330    10,506,991
Hammerson PLC                                                                      333,700     5,482,620
Hilton Group PLC                                                                   595,100     3,301,108
HSBC Holdings PLC                                                                  651,980    10,545,149
Imperial Tobacco Group PLC                                                         336,750     9,645,900
Informa PLC                                                                        605,000     4,225,710
MFI Furniture Group PLC                                                            264,885       508,084
National Grid PLC                                                                  500,680     4,693,669
Prudential PLC                                                                     441,276     4,004,468
Reckitt Benckiser PLC                                                              179,200     5,458,577
Royal Bank of Scotland Group PLC                                                   425,848    12,085,365
Royal Dutch Shell PLC "B"                                                          396,237    13,684,119
Vodafone Group PLC                                                               3,826,462     9,954,938
Woolworths Group PLC                                                             1,295,906       765,715
                                                                                             -----------
(Cost $78,864,990)                                                                           103,842,721
                                                                                             -----------
Total Common Stocks (Cost $399,081,513)                                                      558,930,212

                                                                               Principal
                                                                               Amount ($)      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Other Investments 0.0%
----------------------------------------------------------------------------------------------------------

Brazil
Companhia Vale do Rio Doce SA* (Cost $0)                                           219,880         4,801

                                                                                Shares         Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 0.7%
----------------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)                          4,130,150     4,130,150
  (Cost $4,130,150)

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 2.5%
----------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                                    14,138,533    14,138,533
  (Cost $14,138,533)

                                                          % of
                                                     Net Assets      Value ($)
                                                    ---------------------------
Total Investment Portfolio (Cost $ 417,350,196)           100.3     577,203,696
Other Assets and Liabilities, Net                          (0.3)     (1,866,407)
 ------------------------------------------------------------------------------
Net Assets                                                100.0     575,337,289

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $3,933,084 which is 0.7 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

     At September 30, 2005, the Scudder Variable Series I International Portfolio had the following Sector diversification:

                                                                                        As a
                                                                                 % of Common
                                                                                      Stocks
                                                                                   And Other
Sector                                               Market Value ($)            Investments
-------------------------------------------------------------------------------------------------------------
Financials                                               177,885,142                     31.7%
Consumer Discretionary                                    88,295,756                     15.8%
Energy                                                    57,295,927                     10.3%
Materials                                                 44,135,852                      7.9%
Industrials                                               38,369,178                      6.9%
Consumer Staples                                          35,499,811                      6.4%
Telecommunication Services                                34,079,678                      6.1%
Information Technology                                    31,598,670                      5.7%
Health Care                                               31,568,821                      5.6%
Utilities                                                 20,206,178                      3.6%

Total Common Stocks and Other Investments                558,935,013                    100.0%

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Variable Series I Money Market Portfolio

                                                                            Principal
                                                                            Amount ($)          Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Certificates of Deposit and Bank Notes 6.5%
-----------------------------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi:
    3.77%, 11/1/2005                                                          1,000,000        1,000,000
    3.79%, 10/24/2005                                                         1,000,000        1,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                               1,000,000        1,000,000
Toronto Dominion Bank, 3.75%, 5/16/2006                                         500,000          499,970
 ----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $3,499,970)                                 3,499,970

-----------------------------------------------------------------------------------------------------------
    Commercial Paper ** 35.6%
-----------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp., 3.93%, 3/1/2006                                     750,000          737,637
Cancara Asset Securitization LLC:
    3.59%, 10/20/2005                                                           500,000          499,053
    3.77%, 12/12/2005                                                         1,000,000          992,460
CC (USA), Inc., 3.6%, 11/1/2005                                               1,000,000          996,900
Charta, LLC, 4.0%, 10/3/2005                                                  2,000,000        1,999,556
Giro Funding US Corp.:
    3.72%, 11/10/2005                                                         1,500,000        1,493,800
    3.79%, 11/1/2005                                                          1,000,000          996,736
K2 (USA) LLC:
    3.715%, 12/9/2005                                                         2,000,000        1,985,759
    3.96%, 1/23/2006                                                            500,000          493,730
Lake Constance Funding LLC, 3.7%, 11/10/2005                                  2,000,000        1,991,778
Liberty Street Funding, 3.72%, 10/17/2005                                     1,000,000          998,347
Morgan Stanley, 3.81%, 10/28/2005                                             1,000,000          997,142
Perry Global Funding LLC, Series A, 3.56%, 10/4/2005                          1,500,000        1,499,555
RWE AG, 3.77%, 12/12/2005                                                     1,000,000          992,460
Sanofi-Aventis, 3.59%, 10/5/2005                                              1,000,000          999,601
Scaldis Capital LLC, 3.83%, 12/19/2005                                        1,573,000        1,559,779
 ----------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $19,234,293)                                                     19,234,293

-----------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies 11.2%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 7/21/2006                                        500,000          497,085
Federal Home Loan Mortgage Corp.:
    3.51% *, 10/7/2005                                                        4,000,000        4,000,000
    3.83%, 6/20/2006                                                            750,000          750,000
Federal National Mortgage Association, 4.03%, 7/21/2006                         800,000          800,000
 ----------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $6,047,085)                                       6,047,085

-----------------------------------------------------------------------------------------------------------
    Funding Agreement 3.7%
-----------------------------------------------------------------------------------------------------------
New York Life Insurance Co., 3.99%*, 9/19/2006 (Cost $2,000,000)              2,000,000        2,000,000

-----------------------------------------------------------------------------------------------------------
    Promissory Note 1.8%
-----------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc., 3.56% *, 10/28/2005 (Cost $1,000,000)          1,000,000        1,000,000

-----------------------------------------------------------------------------------------------------------
    Short Term Notes* 26.9%
-----------------------------------------------------------------------------------------------------------
American Honda Finance Corp.:
    3.76%, 9/12/2006                                                          1,500,000        1,500,000
    3.88%, 6/22/2006                                                          1,000,000        1,000,000
Credit Suisse:
    3.8%, 9/26/2006                                                           1,000,000        1,000,000
    3.931%, 9/26/2006                                                         1,500,000        1,500,000
General Electric Co., 3.7%, 10/24/2005                                        1,000,000        1,000,033
Greenwich Capital Holdings, Inc., 3.79%, 6/20/2006                            2,000,000        2,000,000
Links Finance LLC, 3.751%  5/22/2006                                          1,500,000        1,499,902
Merrill Lynch & Co., Inc., 3.73%, 5/5/2006                                    1,500,000        1,500,715
Morgan Stanley, 3.88%, 11/15/2005                                             1,000,000        1,000,000
Skandinaviska Enskila Banken, 3.58%, 7/18/2006                                1,000,000        1,000,000
Tango Finance Corp., 144A, 3.56%, 9/18/2006                                   1,500,000        1,499,961
 ----------------------------------------------------------------------------------------------------------
Total Short Term Notes (Cost $14,500,611)                                                     14,500,611

-----------------------------------------------------------------------------------------------------------
    Repurchase Agreements *** 14.2%
-----------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, 3.95%, dated 9/30/2005, to be repurchased     7,000,000        7,000,000
    at $7,002,304 on 10/3/2005 (a)
State Street Bank and Trust Co., 3.15%, dated 9/30/2005, to be repurchased      660,000          660,000
    at $660,173 on 10/3/2005 (b)
 ----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $7,660,000)                                                  7,660,000

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 53,941,959)                                         99.9      53,941,959
Other Assets and Liabilities, Net                                                       0.1          50,650
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0      53,992,609

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities

(a) Collateralized by $7,236,846 Federal National Mortgage Association, 5.0%, maturing on 3/1/2035 with a value of $7,140,001.

(b) Collateralized by $680,000 Federal National Mortgage Association, Zero Coupon, maturing on 10/26/2005 with a value of $677,960.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The accompanying notes are an integral part of the financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series I


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series I


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005